SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
SUBSIDIARIES [Text Block]
4.	SUBSIDIARIES

The following table lists the Company’s subsidiaries: aaa

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Loncor Resources Congo SARL	Democratic Republic of the Congo	100%	Mineral Exploration
Nevada Bob's Franchising, Inc.	Delaware, USA	100%	Dormant